UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington,D.C.  20549

FORM 13F

FORM 13F COVER PAGE


Report for Calendar Year or Quarter ended: December 31, 2001

Check here if Amendment [] ; Amendment Number:
 This Amendment(Check only one):	[]is a restatement.
			[]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Noroian Steven A. & Associates Inc/CA
Address:	100 Pine Street
	Suite #2800
	San Francisco, CA  94111

Form 13F File Number: 28-5832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements schedules, lists and tables, are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Michael McNeill
Title:	Vice President
Phone:	415-398-8766

Signature, Place, and Date of Signing:

	Michael McNeill, San Francisco February 7, 2002

Report Type (Check only one.):

[X]	13F	HOLDINGS REPORT.
[ ]	13F	NOTICE.
[ ]	13F	COMBINATION REPORT.



FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		$69,373

List of Other Included Managers:

NONE




                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN HOME PRODUCTS CORP    COM              026609107      396 6450.000 SH       SOLE                 6450.000
BJ SERVICES CO                 COM              055482103     1855 57150.000SH       SOLE                57150.000
COMPAQ COMPUTER CORP           COM              204493100     1515 155218.000SH      SOLE               155218.000
COMPUTER SCIENCES CORP         COM              205363104     3043 62125.000SH       SOLE                62125.000
CONCORD EFS INC                COM              206197105     5714 174315.000SH      SOLE               174315.000
ELAN CORP PLC-ADR              COM              284131208     3442 76390.000SH       SOLE                76390.000
ENRON CORP                     COM              293561106       23 39045.000SH       SOLE                39045.000
EXXON MOBIL CORP               COM              30231G102      395 10054.000SH       SOLE                10054.000
FOREST LABORATORIES INC        COM              345838106     5884 71795.000SH       SOLE                71795.000
GENERAL ELECTRIC               COM              369604103      625 15587.000SH       SOLE                15587.000
HERSHEY FOODS CORP             COM              427866108     4768 70425.000SH       SOLE                70425.000
HEWLETT PACKARD CO             COM              428236103      244 11889.000SH       SOLE                11889.000
IBM CORPORATION                COM              459200101      242 2000.000 SH       SOLE                 2000.000
INTEL CORP                     COM              458140100     2031 64579.000SH       SOLE                64579.000
JOHNSON & JOHNSON              COM              478160104      201 3400.000 SH       SOLE                 3400.000
LABORATORY CORP OF AMERICA     COM              50540r409     4419 54655.000SH       SOLE                54655.000
LEHMAN BROTHERS HOLDINGS INC   COM              524908100     5825 87195.000SH       SOLE                87195.000
MEDTRONIC INC                  COM              585055106     4099 80040.000SH       SOLE                80040.000
MERCK & CO INC                 COM              589331107      212 3600.000 SH       SOLE                 3600.000
MICROSOFT CORP                 COM              594918104     3418 51590.000SH       SOLE                51590.000
NORTEL NETWORKS CORP           COM              656568102      729 97665.000SH       SOLE                97665.000
PFIZER, INC                    COM              717081103      245 6145.000 SH       SOLE                 6145.000
QWEST COMMUNICATIONS INT'L     COM              749121109     1774 125542.000SH      SOLE               125542.000
SUN MICROSYSTEMS INC           COM              866810104     1840 149600.000SH      SOLE               149600.000
SUNGARD DATA SYSTEMS           COM              867363103     6523 225480.000SH      SOLE               225480.000
TARGET CORP                    COM              87612E106      287 7000.000 SH       SOLE                 7000.000
TYCO INTERNATIONAL LTD         COM              902124106     3386 57480.000SH       SOLE                57480.000
VALERO ENERGY CORP             COM              91913Y100     5825 152815.000SH      SOLE               152815.000
WELLS FARGO & COMPANY          COM              949746101      410 9435.000 SH       SOLE                 9435.000
DEAN WITTER SEL M TR INS CA10                   24242D307        6 15000.000SH       SOLE                15000.000